Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Commitments
Commitments - Future minimum lease revenues receivable under non-cancellable operating leases
	2022	2021
Within one year	6,675	6,082
Total	6,675	6,082

Commitments - Future minimum contractual obligations
December 31,	Calypso Shipholding S.A.	Daxos Maritime Limited	Paralus Shipholding S.A.
2023	11,100	—	—
2024	18,500	24,785	24,785
Total	29,600	24,785	24,785